Other Receivables (Details) ¥ in Millions, $ in Millions		1 Months Ended		3 Months Ended
	Oct. 10, 2021 USD ($)	Dec. 27, 2021 USD ($)	Dec. 27, 2021 CNY (¥)	Mar. 31, 2022 USD ($)	Mar. 31, 2022 CNY (¥)
krill Vessel and Huanghai [Member]
Other Receivables (Details) [Line Items]
Other Receivables		$ 92.1	¥ 587.3
Huanghai [Member] | Forecast [Member]
Other Receivables (Details) [Line Items]
Other Receivables				$ 23.2	¥ 147.7
Honglong [Member]
Other Receivables (Details) [Line Items]
Other Receivables	$ 20.9